Cover	6 Months Ended
Mar. 31, 2026
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1 TO
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Entity Registrant Name	VisionWave Holdings, Inc.
Entity Central Index Key	0002038439
Entity Tax Identification Number	99-5002777
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	300 Delaware Avenue
Entity Address, Address Line Two	Suite 210 #301
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	302
Local Phone Number	305.4790
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	300 Delaware Avenue
Entity Address, Address Line Two	Suite 210 #301
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	302
Local Phone Number	305.4790
Contact Personnel Name	Douglas Davis